Fair Value of Assets and Liabilities (Balances of Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)	[1]	$ 47,624,171	$ 34,986,160
Market risk benefit assets		2,655,866	2,637,363	$ 2,367,243
Fixed Maturities, trading		4,892,507	3,845,045
Equity securities		2,869,631	2,623,820
Short-term investments		320,794
Other invested assets	[1]	2,297,535	1,582,094
Receivables from parent and affiliates		963,452	678,028
Separate account assets		118,609,218	118,143,256
TOTAL ASSETS		262,393,370	238,454,729
Market risk benefit liabilities		4,482,417	4,281,244	$ 5,156,858
Reinsurance and funds withheld payables		11,377,505	8,611,141
Payables to parent and affiliates	[1]	2,497,217	3,653,848
Total liabilities		254,349,092	233,752,749
U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		1,117,320	1,099,241
Obligations of U.S. states and their political subdivisions
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		434,528	541,066
Foreign government securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		424,735	310,334
U.S. corporate public securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		19,067,987	13,238,428
U.S. corporate private securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		6,702,612	5,754,097
Foreign corporate public securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		5,321,216	3,698,851
Foreign corporate private securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		7,183,450	5,341,633
Asset-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		5,076,048	3,750,663
Commercial mortgage-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		1,354,310	895,775
Residential mortgage-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		941,965	356,072
Fair Value, Measurements, Recurring
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		47,624,171	34,986,160
Market risk benefit assets		2,655,866	2,637,363
Fixed Maturities, trading		4,892,507	3,845,045
Equity securities		2,869,631	2,623,820
Short-term investments		271,192	496,285
Cash equivalents		2,515,055	2,851,283
Other invested assets		46,483	24,499
Reinsurance recoverables and deposit receivables		804,855	645,193
Receivables from parent and affiliates		649,771	520,462
Subtotal excluding separate account assets		62,329,531	48,630,110
Separate account assets		110,695,348	111,699,552
TOTAL ASSETS		173,024,879	160,329,662
Market risk benefit liabilities		4,482,417	4,281,244
Policyholders’ account balances		18,606,282	12,624,585
Reinsurance and funds withheld payables		265
Payables to parent and affiliates		2,479,837	3,615,277
Other liabilities		2,378	7,350
Total liabilities		25,571,179	20,528,456
Assets netting		(21,763,852)	(15,308,195)
Liabilities netting		(30,988,463)	(23,619,586)
Derivative liability, cash collateral		(9,225,000)	(8,311,000)
Fair Value, Measurements, Recurring | Payables to parent and affiliates
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities netting		(30,731,963)	(23,617,643)
Fair Value, Measurements, Recurring | Other liabilities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities netting		(256,500)	(1,943)
Fair Value, Measurements, Recurring | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		1,117,320	1,099,241
Fair Value, Measurements, Recurring | Obligations of U.S. states and their political subdivisions
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		434,528	541,066
Fair Value, Measurements, Recurring | Foreign government securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		424,735	310,334
Fair Value, Measurements, Recurring | U.S. corporate public securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		19,067,987	13,238,428
Fair Value, Measurements, Recurring | U.S. corporate private securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		6,702,612	5,754,097
Fair Value, Measurements, Recurring | Foreign corporate public securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		5,321,216	3,698,851
Fair Value, Measurements, Recurring | Foreign corporate private securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		7,183,450	5,341,633
Fair Value, Measurements, Recurring | Asset-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		5,076,048	3,750,663
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		1,354,310	895,775
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		941,965	356,072
Fair Value, Measurements, Recurring | Level 1
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Market risk benefit assets		0	0
Fixed Maturities, trading		0	0
Equity securities		2,731,986	2,587,791
Short-term investments		0	0
Cash equivalents		50,286	0
Other invested assets		285,479	2,302
Reinsurance recoverables and deposit receivables		0	0
Receivables from parent and affiliates		0	0
Subtotal excluding separate account assets		3,067,751	2,590,093
Separate account assets		567,387	273,288
TOTAL ASSETS		3,635,138	2,863,381
Market risk benefit liabilities		0	0
Policyholders’ account balances		0	0
Reinsurance and funds withheld payables		0
Payables to parent and affiliates		0	0
Other liabilities		258,878	7,988
Total liabilities		258,878	7,988
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Fair Value, Measurements, Recurring | Level 1 | Obligations of U.S. states and their political subdivisions
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign government securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. corporate public securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. corporate private securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign corporate public securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign corporate private securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Fair Value, Measurements, Recurring | Level 1 | Asset-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Fair Value, Measurements, Recurring | Level 1 | Commercial mortgage-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Fair Value, Measurements, Recurring | Level 1 | Residential mortgage-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Fair Value, Measurements, Recurring | Level 2
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		44,966,840	33,086,013
Market risk benefit assets		0	0
Fixed Maturities, trading		4,738,551	3,778,760
Equity securities		135,295	15,514
Short-term investments		271,028	390,745
Cash equivalents		2,464,769	2,851,250
Other invested assets		21,524,856	15,330,249
Reinsurance recoverables and deposit receivables		0	0
Receivables from parent and affiliates		291,583	169,072
Subtotal excluding separate account assets		74,392,922	55,621,603
Separate account assets		110,105,979	111,415,717
TOTAL ASSETS		184,498,901	167,037,320
Market risk benefit liabilities		0	0
Policyholders’ account balances		0	0
Reinsurance and funds withheld payables		265
Payables to parent and affiliates		33,211,800	27,232,920
Other liabilities		0	1,274
Total liabilities		33,212,065	27,234,194
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		1,117,320	1,099,241
Fair Value, Measurements, Recurring | Level 2 | Obligations of U.S. states and their political subdivisions
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		434,528	541,066
Fair Value, Measurements, Recurring | Level 2 | Foreign government securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		424,735	309,686
Fair Value, Measurements, Recurring | Level 2 | U.S. corporate public securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		19,067,987	13,238,428
Fair Value, Measurements, Recurring | Level 2 | U.S. corporate private securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		5,860,168	4,996,400
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate public securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		5,312,470	3,692,124
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate private securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		6,722,526	4,906,450
Fair Value, Measurements, Recurring | Level 2 | Asset-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		3,814,974	3,126,089
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		1,278,970	820,457
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		933,162	356,072
Fair Value, Measurements, Recurring | Level 3
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		2,657,331	1,900,147
Market risk benefit assets		2,655,866	2,637,363
Fixed Maturities, trading		153,956	66,285
Equity securities		2,350	20,515
Short-term investments		164	105,540
Cash equivalents		0	33
Other invested assets		0	143
Reinsurance recoverables and deposit receivables		804,855	645,193
Receivables from parent and affiliates		358,188	351,390
Subtotal excluding separate account assets		6,632,710	5,726,609
Separate account assets		21,982	10,547
TOTAL ASSETS		6,654,692	5,737,156
Market risk benefit liabilities		4,482,417	4,281,244
Policyholders’ account balances		18,606,282	12,624,585
Reinsurance and funds withheld payables		0
Payables to parent and affiliates		0	0
Other liabilities		0	31
Total liabilities		23,088,699	16,905,860
Fair Value, Measurements, Recurring | Level 3 | U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Fair Value, Measurements, Recurring | Level 3 | Obligations of U.S. states and their political subdivisions
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Fair Value, Measurements, Recurring | Level 3 | Foreign government securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	648
Fair Value, Measurements, Recurring | Level 3 | U.S. corporate public securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. corporate private securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		842,444	757,697
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate public securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		8,746	6,727
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate private securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		460,924	435,183
Fair Value, Measurements, Recurring | Level 3 | Asset-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		1,261,074	624,574
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		75,340	75,318
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2025 – $12,121; 2024 – $40,414) (amortized cost: 2025 – $44,270,098; 2024 – $33,648,311)(1)		8,803	0
Other invested assets
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value investment measured at NAV per share		87,000	44,000
Separate account assets
Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value investment measured at NAV per share		$ 7,914,000	$ 6,444,000

[1]	See Note 4 for details of balances associated with variable interest entities.